Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	82 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Sep. 04, 2018	Aug. 31, 2018	Nov. 07, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000203194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 10,956	$ 10,956	$ 10,956	$ 10,956	$ 10,956	$ 10,223	$ 10,227	$ 11,557	$ 11,510	$ 11,100	$ 10,000
Average Annual Return, Percent	7.17%	(0.26%)	1.54%
C000203194 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	7.21%	(0.27%)	1.54%
C000080843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 11,345	$ 11,345	$ 11,345	11,345	$ 11,345	10,715	10,585	11,034	11,022	10,657		$ 10,209		$ 10,224	$ 10,173	$ 10,075	$ 10,000
Average Annual Return, Percent	5.88%	1.26%			1.27%
C000080843 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	5.79%	1.26%			1.27%
C000080841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 11,323	$ 11,323	11,323	11,323	$ 11,323	10,702	10,572	11,023	11,014	10,651		10,208		10,224	10,171	10,072	10,000
Average Annual Return, Percent	5.81%	1.23%			1.25%
C000080842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 5,675,658	$ 5,675,658	5,675,658	5,675,658	$ 5,675,658	5,360,752	5,296,615	5,521,747	5,515,709	5,333,469		5,108,918		5,116,995	5,088,315	5,039,058	5,000,000
Average Annual Return, Percent	5.87%	1.25%			1.28%
C000080846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 11,459	$ 11,459	11,459	11,459	$ 11,459	10,760	10,896	12,108	12,262	11,486		10,457		10,693	10,716	10,267	10,000
Average Annual Return, Percent	6.49%	(0.05%)			1.37%
C000080846 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	6.39%	(0.05%)			1.36%
C000080844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 11,440	$ 11,440	11,440	11,440	$ 11,440	10,750	10,884	12,100	12,261	11,485		10,457		10,696	10,716	10,267	10,000
Average Annual Return, Percent	6.43%	(0.08%)			1.35%
C000080845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 5,733,281	$ 5,733,281	5,733,281	5,733,281	$ 5,733,281	5,382,796	5,452,154	6,060,236	6,137,784	5,749,216		5,234,515		5,349,831	5,361,061	5,134,346	5,000,000
Average Annual Return, Percent	6.51%	(0.06%)			1.38%
C000080855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 13,255	$ 13,255	13,255	13,255	$ 13,255	12,029	11,845	13,751	13,472	12,500		11,030		11,211	10,993	10,032	10,000
Average Annual Return, Percent	10.19%	1.18%			2.86%
C000080855 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	10.27%	1.17%			2.85%
C000080853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 13,212	$ 13,212	13,212	13,212	$ 13,212	11,993	11,810	13,717	13,444	12,472		11,008		11,188	10,970	10,011	10,000
Average Annual Return, Percent	9.88%	1.11%			2.82%
C000080854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,615,547	$ 6,615,547	6,615,547	6,615,547	$ 6,615,547	6,005,595	5,914,698	6,867,084	6,727,910	6,240,506		5,507,714		5,595,713	5,485,550	5,006,152	5,000,000
Average Annual Return, Percent	9.88%	1.12%			2.84%
C000195056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 11,473	$ 11,473	11,473	$ 11,473	$ 11,473	10,501	10,384	12,232	11,949	11,149		9,841	$ 10,000
Average Annual Return, Percent	9.25%	0.57%		2.04%
C000195056 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	9.20%	0.53%		2.03%
C000080849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 10,659	$ 10,659	10,659	$ 10,659	$ 10,659	10,162	11,254	14,556	15,606	13,931		11,173		11,527	12,215	10,444	10,000
Average Annual Return, Percent	4.89%	(5.21%)			0.64%
C000080849 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	4.73%	(5.22%)			0.64%
C000080847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 10,639	$ 10,639	10,639	10,639	$ 10,639	10,149	11,244	14,543	15,601	13,929		11,173		11,526	12,212	10,440	10,000
Average Annual Return, Percent	4.83%	(5.24%)			0.62%
C000080848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 5,332,400	$ 5,332,400	5,332,400	5,332,400	$ 5,332,400	5,086,241	5,631,594	7,283,988	7,812,710	6,973,549		5,591,694		5,768,822	6,110,791	5,223,395	5,000,000
Average Annual Return, Percent	4.84%	(5.23%)			0.65%
C000080858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 12,994	$ 12,994	12,994	12,994	$ 12,994	11,824	11,975	15,564	14,910	13,818		11,363		11,596	11,390	9,636	10,000
Average Annual Return, Percent	9.90%	(1.22%)			2.65%
C000080858 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	9.80%	(1.21%)			2.64%
C000080856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 12,852	$ 12,852	12,852	12,852	$ 12,852	11,701	11,850	15,408	14,764	13,687		11,252		11,482	11,275	9,538	10,000
Average Annual Return, Percent	8.74%	(1.45%)			2.54%
C000080857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,437,761	$ 6,437,761	6,437,761	6,437,761	$ 6,437,761	5,857,008	5,932,800	7,710,369	7,387,269	6,845,675		5,630,486		5,742,596	5,640,307	4,770,834	5,000,000
Average Annual Return, Percent	8.82%	(1.42%)			2.56%
C000080852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 12,543	$ 12,543	12,543	12,543	$ 12,543	11,615	11,362	12,112	11,940	11,376		10,663		10,662	10,470	10,096	10,000
Average Annual Return, Percent	7.99%	1.97%			2.29%
C000080852 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	8.03%	1.96%			2.29%
C000080850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 12,526	$ 12,526	12,526	12,526	$ 12,526	11,599	11,353	12,108	11,936	11,378		10,663		10,661	10,470	10,097	10,000
Average Annual Return, Percent	7.99%	1.94%			2.28%
C000080851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,271,938	$ 6,271,938	6,271,938	6,271,938	$ 6,271,938	5,810,304	5,683,926	6,060,402	5,974,644	5,692,144		5,336,657		5,332,982	5,236,885	5,049,043	5,000,000
Average Annual Return, Percent	7.95%	1.96%			2.29%
C000080861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 11,250	$ 11,250	11,250	11,250	$ 11,250	10,466	10,673	11,822	11,863	11,357		10,635		10,706	10,628	10,249	10,000
Average Annual Return, Percent	7.49%	(0.19%)			1.19%
C000080861 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	7.38%	(0.19%)			1.19%
C000080859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 11,234	$ 11,234	11,234	11,234	$ 11,234	10,453	10,661	11,809	11,854	11,351		10,631		10,704	10,624	10,244	10,000
Average Annual Return, Percent	7.47%	(0.21%)			1.17%
C000080860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 5,627,039	$ 5,627,039	5,627,039	5,627,039	$ 5,627,039	5,234,686	5,340,187	5,914,069	5,936,386	5,682,080		5,320,158		5,356,821	5,314,958	5,124,539	5,000,000
Average Annual Return, Percent	7.50%	(0.19%)			1.19%
Bloomberg Global Aggregate Float Adjusted Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Composite Index
Account Value	$ 11,004	$ 11,004	$ 11,004	11,004	$ 11,004	10,255	10,268	11,599	11,536	11,121	10,000
Average Annual Return, Percent	7.31%	(0.21%)	1.61%
Bloomberg Global Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Index
Account Value	$ 10,317	$ 10,317	$ 10,317	10,317	10,317	9,611	9,567	11,579	11,489	10,826	$ 10,000
Average Annual Return, Percent	7.34%	(0.96%)	0.52%
Spliced Bloomberg U S Treasury 1 3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Bloomberg U.S. Treasury 1–3 Year Index
Account Value	$ 11,406	$ 11,406	$ 11,406	11,406	$ 11,406	10,770	10,636	11,083	11,067	10,693		10,241		10,248	10,192	10,084	10,000
Average Annual Return, Percent	5.90%	1.30%			1.32%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Account Value	$ 11,793	$ 11,793	11,793	$ 11,793	$ 11,793	10,991	11,108	12,572	12,581	11,805		10,696	10,000	10,814	10,764	10,140	10,000
Average Annual Return, Percent	7.30%	(0.02%)		1.30%	1.66%
Spliced Bloomberg U S Treasury 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Bloomberg U.S.Treasury 3–10 Year Index
Account Value	$ 11,523	$ 11,523	11,523	$ 11,523	$ 11,523	10,818	10,950	12,165	12,324	11,528		10,499		10,722	10,746	10,286	10,000
Average Annual Return, Percent	6.51%	(0.01%)			1.43%
Bloomberg U S 5 10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5–10 Year Corporate Bond Index
Account Value	$ 13,360	$ 13,360	13,360	13,360	$ 13,360	12,120	11,925	13,839	13,574	12,543		11,074		11,242	10,990	10,039	10,000
Average Annual Return, Percent	10.23%	1.27%			2.94%
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 11,546	$ 11,546	11,546	$ 11,546	$ 11,546	10,565	10,471	12,307	12,003	11,165		9,852	$ 10,000
Average Annual Return, Percent	9.29%	0.67%		2.13%
Spliced Bloomberg U S Long Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Bloomberg U.S. Long Treasury Index
Account Value	$ 10,721	$ 10,721	10,721	$ 10,721	$ 10,721	10,222	11,318	14,630	15,777	13,961		11,242		11,560	12,247	10,505	10,000
Average Annual Return, Percent	4.89%	(5.14%)			0.70%
Bloomberg U S 10 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 10+ Year Corporate Bond Index
Account Value	$ 13,024	$ 13,024	13,024	13,024	$ 13,024	11,846	11,992	15,580	14,988	13,782		11,384		11,598	11,362	9,652	10,000
Average Annual Return, Percent	9.94%	(1.13%)			2.68%
Bloomberg U S 1 5 Year Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1–5 Year Corporate Bond Index
Account Value	$ 12,646	$ 12,646	12,646	12,646	$ 12,646	11,707	11,449	12,204	12,034	11,422		10,706		10,698	10,485	10,103	10,000
Average Annual Return, Percent	8.02%	2.06%			2.38%
Bloomberg U S MBS Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Float Adjusted Index
Account Value	$ 11,360	$ 11,360	$ 11,360	$ 11,360	$ 11,360	$ 10,569	$ 10,770	$ 11,895	$ 11,915	$ 11,403		$ 10,670		$ 10,722	$ 10,636	$ 10,251	$ 10,000
Average Annual Return, Percent	7.48%	(0.08%)			1.28%